UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.)     [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lincluden Management Limited
Address:  1275 North Service Road W., Suite 607
          Oakville, Ontario L6M3G4

Form 13F File Number: 028-11897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alanna Sinclair-Whitty
Title:   Assistant Vice President and Secretary
Phone:   (905) 825-2457

Signature, Place, and Date of Signing:


/s/ Alanna Sinclair-Whitty   Oakville, Ontario, Canada    January 26, 2010
[Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 68

Form 13F Information Table Value Total:  $718,961
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number          Name

1      028-11931                    Old Mutual (US) Holdings Inc.




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31-Dec-09
Name of                  Title of                    Value      Shares or  Sh/   Put/  Investment    Other          Voting Authority
Issuer                   Class          Cusip        $000's     Prn Amt    Prn   Call  Discretion   Managers   Sole  Shared     None
ABB LTD.                 SPON ADR       000375204   $ 4,250      222,520 Shs           DEFINED          1      222,520
AON CORP                 COM            037389103   $ 1,281       33,415 Shs           DEFINED          1       33,415
APPLIED MATLS INC.       COM            038222105   $ 4,254      305,185 Shs           DEFINED          1      305,185
AXA                      SPON ADR       054536107   $ 3,150      133,005 Shs           DEFINED          1      133,005
BANK OF AMERICA
  CORPORATION            COM            060505104   $ 3,267      216,935 Shs           DEFINED          1      216,935
BANK MONTREAL QUE        COM            063671101   $40,964      770,240 Shs           DEFINED          1      770,240
BANK NOVA SCOTIA HALIFAX COM            064149107   $27,632      589,530 Shs           DEFINED          1      589,530
BARCLAYS PLC             ADR            06738E204   $ 1,971      111,965 Shs           DEFINED          1      111,965
BARRICK GOLD INC.        COM            067901108   $25,802      653,530 Shs           DEFINED          1      653,530
BCE INC                  COM            05534B109   $23,829      862,855 Shs           DEFINED          1      862,855
BP PLC                   SPON ADR       055622104   $ 2,824       48,720 Shs           DEFINED          1       48,720
BRINKS CO                COM            109696104   $ 1,909       78,440 Shs           DEFINED          1       78,440
BROOKFIELD PPTYS CORP.   COM            112900105   $19,180    1,573,490 Shs           DEFINED          1    1,573,490
CAE INC.                 COM            124765108   $15,963    1,911,410 Shs           DEFINED          1    1,911,410
CAMECO  CORP.            COM            13321L108   $16,377      506,865 Shs           DEFINED          1      506,865
CANADIAN NATURAL
  RESOURCES LTD.         COM            136385101   $25,984      359,020 Shs           DEFINED          1      359,020
CHEVRON                  COM            166764100   $ 3,951       51,315 Shs           DEFINED          1       51,315
CISCO SYSTEMS INC.       COM            17275R102   $ 4,798      200,420 Shs           DEFINED          1      200,420
COCA-COLA COMPANY        COM            191216100   $ 4,191       73,535 Shs           DEFINED          1       73,535
COMCAST CORP.            CL A           20030N101   $ 6,053      359,014 Shs           DEFINED          1      359,014
DANAHER CORP DEL         COM            235851102   $ 4,049       53,845 Shs           DEFINED          1       53,845
DELL INC.                COM            24702R101   $ 2,766      192,590 Shs           DEFINED          1      192,590
DEVON ENERGY CORP.       COM            25179M103   $ 3,955       53,810 Shs           DEFINED          1       53,810
DIAGEO PLC               SPON ADR       25243Q205   $ 2,917       42,020 Shs           DEFINED          1       42,020
DU PONT E I DE NEMOURS
  & CO                   COM            263534109   $ 3,126       92,834 Shs           DEFINED          1       92,834
EBAY INC.                COM            278642103   $ 3,788      160,980 Shs           DEFINED          1      160,980
ENBRIDGE INC.            COM            29250N105     $ 176        3,810 Shs           DEFINED          1        3,810
ENCANA CORP              COM            292505104   $14,753      454,180 Shs           DEFINED          1      454,180
EXXON MOBIL CORP.        COM            30231G102   $ 3,253       47,700 Shs           DEFINED          1       47,700
FRANCE TELECOM SA        SPON ADR       35177Q105   $ 2,440       96,655 Shs           DEFINED          1       96,655
GLAXOSMITHKLINE PLC      SPON ADR       37733W105   $ 3,848       91,085 Shs           DEFINED          1       91,085
HONEYWELL INTL INC       COM            438516106   $ 3,982      101,580 Shs           DEFINED          1      101,580
HSBC HLDGS PLC           SPON ADR NEW   404280406   $ 3,704      553,680 Shs           DEFINED          1      553,680
ING GROEP N V            SPON ADR       456837103   $ 3,712      378,408 Shs           DEFINED          1      378,408
JOHNSON & JOHNSON        COM            478160104   $ 3,302       51,266 Shs           DEFINED          1       51,266
KONINKLIJKE PHILIPS
  ELECTRS                NY REG SH NEW  500472303   $ 4,049      137,530 Shs           DEFINED          1      137,530
LOWES COMPANIES INC.     COM            548661107   $ 3,883      166,012 Shs           DEFINED          1      166,012
MANULIFE FINL CORP       COM            56501R106   $37,052    2,012,900 Shs           DEFINED          1    2,012,900
METLIFE INC.             COM            59156R108   $ 3,840      108,615 Shs           DEFINED          1      108,615
MICROSOFT CORP.          COM            594918104   $ 6,046      198,353 Shs           DEFINED          1      198,353
NOKIA CORP               SPON ADR       654902204   $ 3,114      242,330 Shs           DEFINED          1      242,330
NTT DOCOMO INC.          SPON ADR       62942M201   $ 4,988      356,775 Shs           DEFINED          1      356,775
ORACLE CORP              COM            68389X105   $ 6,223      253,687 Shs           DEFINED          1      253,687
PANASONIC CORP.          ADR            69832A205   $ 4,648      323,880 Shs           DEFINED          1      323,880
PENN WEST ENERGY TR      TR UNIT        707885109   $20,801    1,177,600 Shs           DEFINED          1    1,177,600
PFIZER INC               COM            717081103   $ 3,646      200,425 Shs           DEFINED          1      200,425
QUEST DIAGNOSTICS INC.   COM            74834L100   $ 3,862       63,960 Shs           DEFINED          1       63,960
RESEARCH IN MOTION LTD.  COM            760975102   $10,030      148,285 Shs           DEFINED          1      148,285
ROGERS COMMUNICATIONS
  INC                    CL B           775109200   $25,315      813,230 Shs           DEFINED          1      813,230
ROYAL BANK OF CANADA     COM            780087102   $38,371      714,440 Shs           DEFINED          1      714,440
SANOFI AVENTIS           SPON ADR       80105N105   $ 3,416       86,995 Shs           DEFINED          1       86,995
SHAW COMMUNICATIONS      CL B CONV      82028K200   $23,998    1,162,925 Shs           DEFINED          1    1,162,925
SIEMENS AG               SPON ADR       826197501   $ 2,659       29,000 Shs           DEFINED          1       29,000
SOUTHERN CO              COM            842587107   $ 4,232      127,000 Shs           DEFINED          1      127,000
SUN LIFE FINL INC.       COM            866796105   $24,232      841,210 Shs           DEFINED          1      841,210
SUNCOR ENERGY INC        COM            867229106   $37,872    1,068,802 Shs           DEFINED          1    1,068,802
3M CO                    COM            88579Y101   $ 2,883       34,875 Shs           DEFINED          1       34,875
TALISMAN ENERGY INC      COM            87425E103   $25,866    1,379,465 Shs           DEFINED          1    1,379,465
TELUS CORP.              NON -VTG       87971M202     $ 149        4,780 Shs           DEFINED          1        4,780
THERMO FISHER
  SCIENTIFIC INC         COM            883556102   $ 3,912       82,040 Shs           DEFINED          1       82,040
THOMSON REUTERS CORP     COM            884903105   $31,133    1,010,345 Shs           DEFINED          1    1,010,345
TORONTO DOMINION BK ONT  COM NEW        891160509   $31,952      508,700 Shs           DEFINED          1      508,700
TOTAL S A                SPON ADR       89151E109   $ 3,099       48,394 Shs           DEFINED          1       48,394
TOYOTA MOTOR CORP        SPON ADR       892331307   $ 5,528       65,680 Shs           DEFINED          1       65,680
TRANSCANADA CORP.        COM            89353D107   $27,187      788,890 Shs           DEFINED          1      788,890
VERIZON COMMUNICATIONS   COM            92343V104   $ 5,120      154,540 Shs           DEFINED          1      154,540
WALGREEN CO.             COM            931422109   $ 5,382      146,570 Shs           DEFINED          1      146,570
WELLS FARGO & CO NEW     COM            949746101   $ 2,398       88,855 Shs           DEFINED          1       88,855
ZIMMER HOLDINGS INC.     COM            98956P102   $ 4,675       79,090 Shs           DEFINED          1       79,090
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